UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/13

Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds 98.9%
California 92.9%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage
Insured, 6.65%, 10/01/22	$520,000	$521,019
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,075,235
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	18,772,105
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	9,061,200
San Diego Hospital Assn., Series C, 5.375%, 3/01/21	5,000,000	5,024,400
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	19,420,275
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	9,372,542
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	9,119,701
ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25	445,000	445,214
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	255,000	255,168
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	86,846,675
5.30%, 10/01/23	70,015,000	74,187,194
5.40%, 10/01/24	43,770,000	46,247,820
5.45%, 10/01/25	32,960,000	34,835,424
zero cpn., 10/01/29	20,000,000	8,515,800
zero cpn., 10/01/30	41,665,000	16,265,599
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,250,090
5.30%, 6/01/26	7,000,000	7,020,720
5.00%, 6/01/28	8,925,000	8,948,919
Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	13,025,000	13,993,409
Alvord USD, GO,
Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	11,757,176
Riverside County, Election of 2007, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	21,597,225
Riverside County, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	4,071,450
Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	19,759,400
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured,
zero cpn.,
9/01/24	26,855,000	16,560,404
9/01/26	29,430,000	15,891,611
9/01/27	22,860,000	11,341,989
9/01/28	14,425,000	6,654,830
9/01/29	24,810,000	10,595,607
9/01/32	13,665,000	4,627,652
9/01/33	37,070,000	11,710,784
9/01/34	24,970,000	7,350,169
3/01/37	15,080,000	3,684,647
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%,
10/01/29	4,325,000	4,400,039
10/01/34	5,500,000	5,580,465
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	4,789,430
Antelope Valley Community College District GO, Election of 2004, Series B, NATL Insured, 5.25%, 8/01/39	14,900,000	15,374,267
Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38	8,420,000	9,505,506
Bakersfield City School District GO, Series A, AGMC Insured, 5.00%, 11/01/31	8,390,000	8,773,675
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	3,090,000	3,101,464
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36	11,410,000	2,903,845
Capital Appreciation, Election of 2006, Build America Mutual Assurance, zero cpn., 8/01/53	60,000,000	3,786,000
Los Angeles County, Capital Appreciation, Election of 2006, Build America Mutual Assurance, zero cpn., 8/01/48	25,000,000	2,329,000
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/39	81,800,000	83,894,898
Refunding, Series F-1, 5.50%, 4/01/43	18,000,000	18,862,560
Refunding, Series F-1, 5.125%, 4/01/47	53,585,000	54,611,689
Series F, Pre-Refunded, 5.00%, 4/01/31	101,435,000	111,931,494
Series S-2, 5.00%, 10/01/50	75,000,000	73,146,750
Subordinate, Series S-4, 5.00%, 4/01/43	35,000,000	35,023,100
Subordinate, Series S-4, 5.125%, 4/01/48	20,000,000	20,108,000

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	33,117,150
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	4,475,493
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,642,000
Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30	8,590,000	9,228,667
Bonita USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	5,100,000	5,239,842
Calexico USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/33	4,285,000	4,408,579
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	6,848,850
Kern County Tobacco Funding Corp., Series A, 6.125%, 6/01/43	28,135,000	26,792,398
Kern County Tobacco Funding Corp., Series B, 6.25%, 6/01/37	19,460,000	19,363,868
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,023,825
California Educational Facilities Authority Revenue,
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	4,144,137
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	3,737,369
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	1,953,127
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	2,353,363
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	2,944,340
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	2,745,360
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	7,873,223
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	5,220,000	5,422,327
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	2,783,215
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	12,075,000	14,057,232
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	28,495,000	31,907,276
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	16,157,992
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	5,410,000	5,427,745
Catholic Healthcare West, Series G, 5.25%, 7/01/23	3,000,000	3,047,790
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	985,000	985,000
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	48,510,000	45,837,584
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	6,340,000	6,321,043
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,525,840
Providence Health & Services, Series C, 6.25%, 10/01/28	4,000,000	4,500,160
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,990,000	1,991,015
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	29,960,034
Sutter Health, Series A, 5.25%, 11/15/46	62,890,000	62,205,757
California HFAR,
Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	4,562,900
MFHR III, Series B, NATL Insured, 5.50%, 8/01/39	11,950,000	11,401,137
California Infrastructure and Economic Development Bank Revenue,
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	5,884,550
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	60,243,366
Los Angeles County Department of Public Social Services Facility, AMBAC Insured, 5.00%, 9/01/35	7,765,000	7,777,812
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.375%, 2/01/29	10,000,000	10,152,300
5.25%, 2/01/37	37,100,000	35,015,722
5.50%, 2/01/39	13,250,000	12,812,353
5.25%, 2/01/46	90,650,000	83,177,720
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,058,754
Various Purpose, 5.125%, 4/01/24	7,500,000	7,574,100
Various Purpose, 6.00%, 5/01/24	2,565,000	2,606,297
Various Purpose, 5.125%, 4/01/25	3,500,000	3,534,475
Various Purpose, 5.20%, 4/01/26	13,500,000	13,632,840
Various Purpose, 5.00%, 8/01/34	48,000,000	49,845,600
Various Purpose, 6.00%, 4/01/38	57,130,000	63,424,012
Various Purpose, 6.00%, 11/01/39	100,000,000	111,841,000
Various Purpose, 5.25%, 11/01/40	69,685,000	74,112,785
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	546,259
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	418,245
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,607
Various Purpose, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31	29,980,000	30,324,470
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	908,756
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,782
Various Purpose, Pre-Refunded, 5.25%, 12/01/26	12,770,000	13,030,508
Various Purpose, Pre-Refunded, 5.25%, 4/01/27	4,995,000	5,055,340

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Various Purpose, Pre-Refunded, 5.25%, 4/01/29	5,580,000	5,647,406
Various Purpose, Pre-Refunded, 5.25%, 4/01/34	19,980,000	20,221,358
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,864
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	27,379,820
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	28,719,250
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	60,998,799
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,788,750
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	15,424,612
Various Purpose, Refunding, 5.00%, 4/01/42	90,000,000	91,023,300
Various Purpose, Refunding, 5.00%, 4/01/43	89,745,000	90,798,606
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,061,400
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	19,231,200
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	10,930,100
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	50,501,000
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,142,460
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	9,931,800
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,031,845
Children's Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,513,179
Children's Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,062,900
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	38,409,442
Providence Health and Services, Refunding, Series C, 6.50%, 10/01/38	6,375,000	7,143,506
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	155,736
Rady Children's Hospital, 5.25%, 8/15/41	11,000,000	11,192,610
Sutter Health, Series A, 5.00%, 8/15/52	141,245,000	133,860,711
California State Municipal Finance Authority Revenue,
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,067,760
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	32,904,588
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,664,970
Department of Corrections, Series C, 5.00%, 6/01/25	4,810,000	4,819,812
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.00%, 6/01/25	12,000,000	12,232,800
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.125%, 6/01/29	56,500,000	57,624,350
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,523,250
Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17	8,320,000	8,350,368
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	16,993,628
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	49,538,538
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	18,283,478
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	28,879,360
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	9,559,299
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,190,500
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	110,230,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	57,421,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	39,604,400
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	15,393,150
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/42	29,645,000	30,277,624
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	15,490,000	16,244,673
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/29	10,000,000	10,155,500
Series C, NATL Insured, 5.00%, 11/01/35	12,900,000	13,369,302
California Statewide CDA, COP,
NATL Insured, 5.00%, 4/01/18	7,000,000	6,928,530
NATL Insured, 5.125%, 4/01/23	6,000,000	5,876,460
The Internext Group, 5.375%, 4/01/17	2,100,000	2,104,788
The Internext Group, 5.375%, 4/01/30	32,945,000	33,004,301
California Statewide CDA Revenue,
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,177,320
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,820,000	10,436,009
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,427,515
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	9,814,640
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	60,354,050
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,195,785
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	55,424,880
[a] Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	6,000,000	5,933,340
[a] Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,792,400

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
[a] Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	12,967,588
[a] Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	25,930,000	23,028,692
[a] Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	3,000,000	2,951,760
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,106,000
Enloe Medical Center, Series B, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	38,752,050
Health Facility, Adventist Health, Series A, 5.00%, 3/01/30	6,300,000	6,406,281
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 10/01/37	4,000,000	4,626,720
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	20,000,000	20,585,800
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35	45,000,000	44,648,550
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,532,981
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,408,000
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	87,614,383
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	46,358,455
Kaiser Permanente, Series B, 5.25%, 3/01/45	177,160,000	177,397,394
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	19,643,200
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,380,000	14,257,798
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	23,023,455
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	22,128,410
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,407,378
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	31,247,536
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	12,667,920
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	15,464,169
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,521,016
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	108,300,000	106,315,944
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	62,256,204
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	23,654,887
California Statewide CDA Revenue COP,
CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	24,545,000	28,507,299
Southern California Development Corp., California Mortgage Insured, 6.10%, 12/01/15	555,000	557,170
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I,
Refunding,
5.125%, 5/15/31	8,000,000	8,026,240
5.375%, 5/15/38	8,500,000	8,402,675
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, 5.25%,
10/01/24	275,000	278,468
Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project, Refunding, AMBAC Insured,
5.00%, 9/01/36	4,800,000	4,623,312
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	4,908,800
Campbell USD,
GO, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/28	5,205,000	5,600,944
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,612,876
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20	5,000,000	4,021,100
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21	6,280,000	4,792,205
Carlsbad USD, GO,
zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	10,793,440
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	17,927,250
Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	16,658,610
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, 5.00%, 8/01/31	16,580,000	17,320,794
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,789,001
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	3,929,280
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	7,854,160
Chula Vista IDR, San Diego Gas and Electric Co.,
Refunding, Series A, 5.875%, 2/15/34	17,500,000	18,841,550
Series A, 5.30%, 7/01/21	8,500,000	8,740,125
Series B, 5.50%, 12/01/21	14,000,000	14,388,780
Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%, 8/01/23	4,950,000	4,961,781
Colton Joint USD, GO, Election of 2001, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/27	7,000,000	7,193,970
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian Insured, 5.125%, 8/01/35	5,320,000	4,874,876
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	10,000,000	9,758,900
6.00%, 8/01/35	11,160,000	10,973,963
6.00%, 8/01/42	10,000,000	9,629,800
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	11,356,281
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29	5,660,000	5,683,942
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,766,825

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,118,791
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,365,000	6,259,214
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	16,605,697
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	8,501,852
Desert Sands USD, GO, Election of 2001, AGMC Insured, Pre-Refunded, 5.00%, 6/01/29	16,425,000	16,743,645
East Bay MUD Water System Revenue,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/37	99,545,000	104,194,747
Series A, NATL Insured, 5.00%, 6/01/28	7,000,000	7,269,150
Series A, NATL Insured, 5.00%, 6/01/29	27,495,000	28,509,565
Series A, NATL Insured, 5.00%, 6/01/30	15,000,000	15,544,950
Series A, NATL Insured, 5.00%, 6/01/35	27,505,000	28,404,138
El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project, California Mortgage Insured,
5.25%, 3/01/26	7,360,000	7,359,853
Emeryville PFAR,
Housing Increment Loan, 6.20%, 9/01/25	3,115,000	3,115,779
Shellmound Park Redevelopment and Housing Project, Refunding, Series B, NATL Insured, 5.00%, 9/01/28	10,000,000	9,347,900
Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	1,184,669
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	9,924,400
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	8,215,000	8,026,384
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,503,875
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Pre-Refunded, 5.85%, 1/15/23	10,000,000	10,139,500
Capital Appreciation, Pre-Refunded, 5.875%, 1/15/26	30,000,000	30,419,100
Capital Appreciation, Pre-Refunded, 5.875%, 1/15/27	80,835,000	81,964,265
Capital Appreciation, Pre-Refunded, 5.875%, 1/15/29	112,230,000	113,797,853
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/21	51,180,000	33,965,095
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/25	57,000,000	29,757,420
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/30	98,460,000	38,034,113
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/32	100,000,000	34,167,000
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/33	132,460,000	42,630,926
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/34	100,000,000	30,257,000
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/35	20,000,000	5,699,600
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/36	182,160,000	48,791,556
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/37	170,615,000	43,037,634
Capital Appreciation, Pre-Refunded, zero cpn., 1/15/38	160,560,000	38,142,634
[b] Capital Appreciation, Refunding, Series A, 5.75%, 1/15/46	260,000,000	251,149,600
[b] Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	9,801,413
[b] Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	17,173,074
[b] Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	11,511,720
[b] Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	18,437,900
Capital Appreciation, senior lien, Series A, 5.00%, 1/01/35	15,955,000	14,381,358
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	24,753,105
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,415,471
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	52,677,863
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	14,357,874
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	15,524,252
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	9,341,850
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,173,280
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	19,475,584
[b] Refunding, Series A, 6.00%, 1/15/49	305,000,000	298,018,550
[b] Refunding, Series A, 6.00%, 1/15/53	190,000,000	182,550,100
[b] Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	49,962,360
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	10,000,000	10,743,500
Fresno USD, GO,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	7,397,330
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	5,508,650
Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28	15,000,000	7,250,850
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45	20,000,000	18,795,400
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,388,000
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	77,500,000	57,492,600
Enhanced, Asset-Backed, Refunding, AGMC Insured, 5.00%, 6/01/45	30,000,000	28,895,100
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	34,000,000	31,952,180
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	14,085,000	13,236,660

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45	30,000,000	28,193,100
Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	50,000,000	50,051,000
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%,
9/01/33	10,000,000	10,622,900
Hartnell Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter,
8/01/33	20,000,000	12,753,600
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	4,637,691
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	7,941,270
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL RE, FGIC Insured, zero
cpn., 8/01/28	10,005,000	4,787,893
Huntington Beach UHSD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	11,000,000	11,301,620
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds, Turbo Convertible
Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	33,127,500
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,873,967
5.125%, 9/01/36	10,585,000	10,355,306
Kaweah Delta Health Care District GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	16,500,000	16,608,735
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	14,998,950
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
Refunding, 6.10%, 6/01/22	1,395,000	1,403,454
La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%, 9/01/32	10,825,000	10,966,158
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	9,846,992
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	6,235
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,313,718
Lemon Grove School District GO, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	2,380,896
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
5.00%, 12/01/23	8,700,000	8,572,806
8.25%, 12/01/38	35,000,000	38,491,250
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	8,545,600
5.00%, 11/15/29	17,465,000	17,520,888
5.50%, 11/15/30	5,000,000	5,258,800
5.00%, 11/15/35	69,800,000	68,163,190
5.50%, 11/15/37	35,000,000	36,131,550
Long Beach Community College District GO, Election of 2008, Series B, 4.00%, 8/01/42	25,295,000	21,477,984
Los Angeles Community College District GO,
Election of 2001, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/32	21,500,000	22,523,400
Election of 2001, Series E-1, 5.00%, 8/01/33	25,000,000	26,216,750
Election of 2003, Series F-1, 5.00%, 8/01/33	20,000,000	20,973,400
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	6,000,000	6,170,460
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	218,956
Los Angeles CRDA Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%, 9/01/14	90,000	90,028
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	19,772,065
Senior, Series A, 5.00%, 5/15/34	18,500,000	19,301,790
Senior, Series A, 5.25%, 5/15/39	14,000,000	14,725,480
Senior, Series D, 5.00%, 5/15/35	80,000,000	82,677,600
Subordinated, Refunding, Series C, 5.125%, 5/15/33	16,000,000	16,725,600
Los Angeles Department of Water and Power Revenue,
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,359,000
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31	10,000,000	10,411,600
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	63,435,000	65,489,660
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	11,595,838
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	84,044,425
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	14,728,945
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	18,444,780
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	38,594,320
Los Angeles USD, GO,
Series E, AMBAC Insured, 5.00%, 7/01/30	15,000,000	15,531,000
Series F, 5.00%, 7/01/29	2,250,000	2,395,373
Series I, 5.00%, 7/01/29	10,000,000	10,806,100
Series I, 5.00%, 1/01/34	36,760,000	38,391,041
Los Angeles Wastewater System Revenue, Refunding, Series A, 5.00%, 6/01/39	25,000,000	25,871,250
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.90%, 9/01/28	6,470,000	6,527,324

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	29,587,000
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	6,350,003
Madera County COP, Valley Children's Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,505,695
5.75%, 3/15/28	27,500,000	27,528,050
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	6,715,000	7,196,130
5.50%, 1/15/24	11,790,000	13,598,586
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/21	9,660,000	7,214,185
8/01/23	10,815,000	7,202,249
5/01/27	12,770,000	6,804,111
Modesto Schools Infrastructure Financing Agency Special Tax Revenue, AMBAC Insured, 5.20%, 9/01/37	4,250,000	3,869,115
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, zero cpn.,
8/01/27	6,315,000	3,699,390
8/01/28	6,625,000	3,667,600
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/1/28,
6.25% thereafter, 8/01/43	55,000,000	25,603,050
Murrieta Valley USD,
COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	12,169,680
PFA, Special Tax Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 9/01/37	6,975,000	6,978,069
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	16,723,892
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	1,035,000	1,036,056
Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	13,494,400
Norco RDA Tax Allocation, Redevelopment Project Area No. 1, Refunding, NATL Insured, 5.125%, 3/01/30	8,515,000	8,425,933
Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	6,019,464
Oakland GO, Series B, 6.25%, 1/15/39	10,045,000	11,018,059
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	7,644,845
Oceanside USD, GO, Election of 2000, Series D, NATL RE, FGIC Insured, 5.00%,
8/01/29	5,755,000	5,765,474
8/01/33	3,590,000	3,591,257
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
5.50%, 8/15/24	1,100,000	1,100,649
5.60%, 8/15/28	3,250,000	3,251,528
5.625%, 8/15/34	5,000,000	5,001,950
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
5.15%, 8/15/29	6,405,000	6,404,424
5.20%, 8/15/34	9,000,000	8,943,210
Orange County Water District Revenue COP, Series B, NATL Insured,
5.00%, 8/15/28	13,740,000	15,919,576
ETM, 5.00%, 8/15/34	3,305,000	3,745,325
Pre-Refunded, 5.00%, 8/15/34	4,140,000	4,697,078
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,346,495
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	20,810,580
Palomar Community College District GO, Convertible Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25,
6.20% thereafter, 8/01/39	69,410,000	36,400,686
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	30,398,400
Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	28,419,480
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	42,762,600
Paramount USD, GO, County of Los Angeles, Election of 2006, Build America Mutual Assurance, zero cpn.,
8/01/43	32,000,000	4,508,800
8/01/48	28,000,000	2,639,840
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,002,350
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	14,019,740
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	3,690,000	3,708,044
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	4,768,005
8/01/46	89,200,000	12,555,792
8/01/49	85,000,000	9,988,350
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,830,000	1,833,642
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn.,
8/01/46	45,000,000	6,394,500
Ramona USD, COP, Convertible Capital Appreciation, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/32	16,000,000	16,071,680

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Pre-Refunded, 5.625%, 7/01/34	10,000,000	10,262,000
Refunding, Series A, 5.00%, 7/01/38	11,200,000	10,727,248
Series A, 5.00%, 7/01/47	58,450,000	53,832,450
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
8/15/16	8,605,000	8,436,428
8/15/17	13,605,000	13,058,215
8/15/18	13,605,000	12,641,630
Redding California Electricity System Revenue COP, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/35	12,725,000	12,734,671
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,058,832
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL RE, FGIC Insured, zero cpn., 6/01/19	11,610,000	9,767,029
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	14,318,370
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%, 8/01/32	6,930,000	7,336,306
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, NATL Insured, zero cpn.,
6/01/23	14,160,000	8,891,914
6/01/24	13,005,000	7,647,200
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
11/01/30	9,905,000	9,957,298
11/01/36	6,345,000	6,346,713
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley AD, Zone 3, 7.875%,
9/01/14	380,000	392,844
9/01/15	410,000	443,079
9/01/16	440,000	494,520
9/01/17	475,000	545,647
Riverside County PFA, COP,
5.75%, 5/15/19	2,335,000	1,487,068
5.80%, 5/15/29	14,230,000	8,118,927
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A, XLCA Insured, 5.00%,
10/01/35	17,500,000	15,901,725
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 9/01/14	20,220,000	20,189,670
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	20,226,651
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	19,118,251
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, 5.25%, 6/01/39	11,000,000	11,695,750
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	9,851,900
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,357,100
Refunding, Series A, 5.00%, 10/01/43	11,535,000	11,587,138
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%, 9/01/36	10,090,000	9,205,006
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39	8,865,000	9,236,355
Rocklin USD, GO,
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 9/01/16	26,015,000	25,259,785
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/25	8,160,000	4,836,024
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/26	8,695,000	4,817,639
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/27	9,080,000	4,705,710
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/28	16,615,000	8,065,087
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	22,945,000	19,629,218
Roseville Electric System Revenue COP, AGMC Insured, 5.00%,
2/01/29	10,000,000	10,034,000
2/01/34	17,000,000	17,015,300
Roseville Joint UHSD,
Capital Appreciation, Series A, zero cpn., 8/01/17	10,435,000	9,007,596
GO, Election of 2004, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/30	8,375,000	8,997,681
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,045,000
Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31	17,715,000	18,650,175
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/37	8,715,000	8,983,596
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance Capital Program, Series A,
AMBAC Insured, 5.00%,
12/01/31	16,915,000	17,141,999
12/01/36	5,740,000	5,761,238
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,232,700
Senior, 5.00%, 7/01/40	9,000,000	8,947,620

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,031,800
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,110,800
Sacramento County Sanitation Districts Financing Authority Revenue,
County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30	11,900,000	12,252,716
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/30	10,000,000	10,564,900
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/36	61,095,000	62,045,027
Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	40,000,000	41,730,800
Sacramento MUD Electric Revenue, Series T, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/15/30	9,095,000	9,253,617
Sacramento USD, COP, Refunding, NATL Insured, 5.00%, 3/01/31	6,000,000	6,006,840
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	22,279,981
Saddleback Valley USD, GO, AGMC Insured, Pre-Refunded, 5.00%,
8/01/27	4,680,000	4,809,683
8/01/29	4,335,000	4,455,123
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	8,713,024
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,052,175
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%,
1/01/23	6,315,000	5,550,632
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to 8/01/19, 6.00% thereafter,
8/01/33	26,880,000	20,352,461
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	14,775,450
San Diego County Regional Airport Authority, Refunding, Sub Series A, 5.00%, 7/01/27	11,565,000	12,199,687
San Diego County Water Authority Water Revenue COP, Series A, AGMC Insured,
5.00%, 5/01/34	11,030,000	11,364,981
Pre-Refunded, 5.00%, 5/01/34	95,675,000	101,723,573
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC Insured, 6.00%, 11/01/15	1,640,000	1,645,904
San Diego USD, GO,
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	34,452,120
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21	12,160,000	9,500,851
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22	8,440,000	6,222,896
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23	11,120,000	7,742,189
Election of 2008, Capital Appreciation, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	28,530,000	11,661,638
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	80,939,122
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	56,000,000	18,631,200
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	29,768,200
San Francisco BART District Sales Tax Revenue, AGMC Insured, Pre-Refunded, 5.00%,
7/01/31	10,000,000	10,234,100
7/01/36	6,760,000	6,918,252
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding, Second Series,
NATL RE, FGIC Insured, 4.50%, 5/01/28	7,500,000	7,545,525
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31	5,805,000	5,811,037
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	23,490,000	24,461,546
11/01/41	5,800,000	5,931,428
11/01/43	71,735,000	73,197,677
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,002,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	19,500,000	19,914,765
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	17,000,000	17,358,870
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	57,000,000	58,190,160
Capital Appreciation, Refunding, Series A, 5.50%, 1/15/28	247,300,000	234,111,491
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	55,365,065
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	74,238,457
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	82,978,152
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	73,483,376
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	73,228,122
Capital Appreciation, senior lien, 5.00%, 1/01/33	82,040,000	73,846,665
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	85,500,000	78,745,500
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	21,000,000	18,795,000
senior lien, ETM, zero cpn., 1/01/25	5,700,000	4,004,307
senior lien, ETM, zero cpn., 1/01/28	33,545,000	19,950,553
senior lien, ETM, zero cpn., 1/01/29	37,050,000	20,435,298
San Jose Airport Revenue,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/31	9,415,000	9,428,463
Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	25,571,910
Series D, NATL Insured, 5.00%, 3/01/28	10,000,000	10,037,900

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,305,415
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,078,568
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,764,321
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured,
5.00%, 9/01/24	5,000,000	4,922,650
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,628,536
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,852,115
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	36,952,140
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,327,710
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,030,487
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	11,069,400
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,090,432
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	12,576,833
San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38	7,110,000	7,112,062
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/36	10,000,000	11,116,200
5/01/42	10,000,000	10,973,300
San Jose USD, COP, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	4,313,588
1/01/29	7,105,000	3,861,710
San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%, 10/01/43	7,330,000	7,397,729
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	8,642,349
8/01/27	18,605,000	9,603,901
8/01/28	19,470,000	9,410,630
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	12,500,000	12,615,375
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	18,730,200
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%, 8/01/39	6,555,000	5,535,501
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00%
thereafter, 12/15/43	11,535,000	10,277,108
GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/22	5,000,000	3,733,850
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	17,605,000	16,820,873
San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36	5,655,000	5,932,547
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	16,501,044
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/27	5,000,000	5,295,050
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	7,925,457
6.75%, 9/01/28	13,500,000	15,339,105
[c]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	3,030,000	2,915,496
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	20,000,000	20,034,800
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,391,913
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, 7.00%, 9/01/36	5,000,000	5,652,000
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	15,605,942
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,371,750
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn.,
8/01/42	49,000,000	8,839,600
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17	3,620,000	3,632,489
Simi Valley USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/26	6,000,000	6,164,520
Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
5.30%, 9/01/29	1,615,000	1,540,516
5.40%, 9/01/34	2,000,000	1,895,040
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,521,197
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	16,942,800
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,302
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	12,513,115
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.20%, 9/01/29	19,160,000	19,158,659
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16	103,885,000	96,468,650
Suisun City PFA Tax Allocation Revenue, Capital Appreciation, Redevelopment Project, Series A, zero cpn., 10/01/28	17,855,000	6,968,628
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,240,200
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	9,847,700
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,392,323

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
Series A, AGMC Insured, 6.10%, 10/01/15	1,130,000	1,194,828
Series C, AGMC Insured, 6.10%, 7/01/19	4,600,000	5,164,098
Tulare County Board of Education COP, Capital Improvement Projects, Build America Mutual Assurance, 5.50%, 5/01/43	10,855,000	10,956,494
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and
Services, 6.00%, 8/01/44	10,710,000	11,377,661
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	74,145,000
Series A, NATL Insured, 4.50%, 5/15/47	57,085,000	51,701,884
University of California Revenues,
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	10,000,000	10,329,500
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/41	7,750,000	7,951,655
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,709,740
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	37,243,339
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	9,936,313
[c]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	2,490,000	2,378,199
Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32	7,790,000	7,906,850
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,170,000	4,176,088
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,405,000	1,408,105
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	28,348,866
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area, 5.875%, 9/01/37	5,000,000	4,835,350
Vista USD, GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,131,900
Washington Township Health Care District Revenue,
Refunding, 5.25%, 7/01/29	6,500,000	6,501,365
Refunding, Series A, 5.00%, 7/01/37	7,000,000	6,541,500
Series A, 5.50%, 7/01/38	11,000,000	11,113,300
West Contra Costa USD, GO, Election of 2002, Series C, NATL RE, FGIC Insured, 5.00%, 8/01/34	11,605,000	11,748,090
West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34	11,035,000	10,854,688
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	8,990,178
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	4,824,900
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,136,801
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,250,000	6,309,563
9/01/31	7,490,000	7,630,962
9/01/35	5,910,000	5,939,195
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	19,135,446
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%,
9/01/29	10,100,000	10,111,514
9/01/34	12,765,000	12,490,680
		11,526,950,710
U.S. Territories 6.0%
Puerto Rico 5.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	7,210,000	6,129,870
5.625%, 5/15/43	25,500,000	20,882,970
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	10,500,000	7,136,745
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	20,420,400
Refunding, Series A, 5.75%, 7/01/41	20,485,000	13,436,316
Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	27,145,000	22,113,131
Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	9,272,000
Refunding, Series E, 5.50%, 7/01/31	18,980,000	12,928,986
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	19,340,160
Series A, 5.125%, 7/01/28	10,000,000	6,718,800
Series A, 5.125%, 7/01/31	68,780,000	44,629,967
Series A, 6.00%, 7/01/38	10,000,000	6,799,100
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	13,999,273
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	23,621,252
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.00%,
7/01/36	63,000,000	70,195,230
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	2,440,000	1,797,450
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	4,260,900
Series K, Pre-Refunded, 5.00%, 7/01/40	30,000,000	32,135,700
Series K, Pre-Refunded, 5.00%, 7/01/45	30,000,000	32,135,700

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	5,606,642
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	2,310,000	1,666,711
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	12,718,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	14,477,040
Series A, 7.00%, 7/01/33	50,000,000	38,102,500
Series WW, 5.00%, 7/01/28	12,030,000	7,781,966
Series WW, 5.25%, 7/01/33	32,250,000	20,633,228
Series XX, 5.25%, 7/01/40	14,000,000	8,751,820
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	5,922,732
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	20,000,000	13,743,200
6.00%, 12/15/26	16,000,000	11,866,720
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	17,572,684
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	20,089,140
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	13,814,400
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	9,175,000
Refunding, Series N, 5.00%, 7/01/37	10,925,000	6,603,835
Series S, 6.00%, 7/01/41	32,840,000	22,237,935
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	13,652,940
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	56,550,400
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	7,419,800
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	6,971,500
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	7,013,400
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	5,999,680
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	35,357,000
Series A, 5.25%, 8/01/57	10,000,000	7,435,600
		739,117,823
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	10,000,000	10,754,100

Total U.S. Territories		749,871,923
Total Municipal Bonds before Short Term Investments (Cost $12,037,810,877)		12,276,822,633
Short Term Investments 1.2%
Municipal Bonds 1.2%
California 1.2%
[d]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
Series C, Daily VRDN and Put, 0.02%, 11/01/26	20,800,000	20,800,000
Series F, Daily VRDN and Put, 0.01%, 11/01/26	21,600,000	21,600,000
[d]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.01%, 7/01/23	3,070,000	3,070,000
[d]California State GO,
Series A, Sub Series A-2, Daily VRDN and Put, 0.02%, 5/01/33	15,000,000	15,000,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	7,300,000	7,300,000
Series A-3, Daily VRDN and Put, 0.01%, 5/01/33	2,400,000	2,400,000
[d]California State Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN
and Put, 0.02%, 7/01/41	5,150,000	5,150,000
[d]California Statewide CDA Revenue, John Muir Health, Refunding,
Series A, Daily VRDN and Put, 0.01%, 8/15/36	13,860,000	13,860,000
Series C, Daily VRDN and Put, 0.02%, 8/15/27	7,000,000	7,000,000
[d]Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.02%, 9/02/22	2,800,000	2,800,000
[d]Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.02%, 7/01/34	22,000,000	22,000,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.02%, 7/01/35	21,500,000	21,500,000
[d]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.01%,
7/01/35	3,200,000	3,200,000
Total Short Term Investments (Cost $145,680,000)		145,680,000

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2013 (unaudited) (continued)
Total Investments (Cost $12,183,490,877) 100.1%	12,422,502,633
Other Assets, less Liabilities (0.1)%	(8,347,680)
Net Assets 100.0%	$12,414,154,953

a At December 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
b All of the security purchased on a when-issued basis.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2013, the aggregate value of these securities was $5,293,695, representing 0.04% of net assets.
d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ABAG	-	The Association of Bay Area Governments
ACA	-	American Capital Access Holdings Inc.
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BART	-	Bay Area Rapid Transit
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
CHFCLP	-	California Health Facilities Construction Loan Program
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDR	-	Industrial Development Revenue
MFHR	-	Multi-Family Housing Revenue
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RMR	-	Residential Mortgage Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin California Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3.	INCOME TAXES

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,178,317,422

Unrealized appreciation	$600,451,082
Unrealized depreciation	(356,265,871)
Net unrealized appreciation (depreciation)	$244,185,211

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 27, 2014